VESSELS HELD FOR SALE (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Proceeds from sale of vessels	$ 9.6
Impairment loss on vessels held for sale		$ 0.7